CONGRESS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 96.5%
Aerospace & Defense: 2.5%
140,000	AeroVironment, Inc. [1]	$12,455,800

Auto Components: 2.9%
120,000	Fox Factory Holding Corp. [1]	14,170,800

Banks: 2.6%
270,000	Ameris Bancorp	12,733,200

Beverages: 2.6%
130,000	MGP Ingredients, Inc.	12,680,200

Building Products: 4.5%
400,000	PGT Innovations, Inc. [1]	8,680,000
125,000	Simpson Manufacturing Co., Inc.	13,388,750
		22,068,750
Capital Markets: 2.0%
135,000	Cohen & Steers, Inc.	9,918,450

Chemicals: 4.4%
500,000	American Vanguard Corp.	11,295,000
80,000	Balchem Corp.	10,450,400
		21,745,400
Construction & Engineering: 4.9%
103,000	Comfort Systems USA, Inc.	12,467,120
35,000	Valmont Industries, Inc.	11,540,550
		24,007,670
Electronic Equipment, Instruments & Components: 2.7%
115,000	Badger Meter, Inc.	13,328,500

Energy Equipment & Services: 2.5%
480,000	Core Laboratories NV	12,288,000

Food Products: 2.4%
320,000	The Simply Good Foods Co. [1]	11,616,000

Health Care Equipment & Supplies: 8.5%
110,000	CONMED Corp.	10,533,600
175,000	Integer Holdings Corp. [1]	11,516,750
210,000	Lantheus Holdings, Inc. [1]	12,075,000
340,000	Neogen Corp. [1]	7,279,400
		41,404,750
Health Care Providers & Services: 4.5%
117,000	AMN Healthcare Services, Inc. [1]	11,213,280
310,000	Progyny, Inc. [1]	10,660,900
		21,874,180
Household Durables: 2.6%
215,000	Skyline Champion Corp. [1]	12,674,250

Internet & Direct Marketing Retail: 1.6%
280,000	Revolve Group, Inc. - Class A [1]	7,991,200

IT Services: 4.7%
145,000	Perficient, Inc. [1]	10,750,300
145,000	WNS Holdings Ltd. - ADR [1]	12,285,850
		23,036,150
Leisure Products: 2.6%
280,000	YETI Holdings, Inc. [1]	12,532,800

Life Sciences Tools & Services: 2.3%
50,000	Medpace Holdings, Inc. [1]	11,053,500

Machinery: 2.6%
105,000	EnPro Industries, Inc.	12,712,350

Media: 1.5%
150,000	TechTarget, Inc. [1]	7,429,500

Oil, Gas & Consumable Fuels: 2.6%
300,000	Ranger Oil Corp. - Class A	12,600,000

Personal Products: 3.9%
330,000	e.l.f Beauty, Inc. [1]	18,991,500

Pharmaceuticals: 2.2%
265,000	Supernus Pharmaceuticals, Inc. [1]	10,867,650

Professional Services: 4.9%
75,000	FTI Consulting, Inc. [1]	11,964,000
120,000	ICF International, Inc.	12,262,800
		24,226,800
Semiconductors & Semiconductor Equipment: 7.3%
155,000	Onto Innovation, Inc. [1]	12,190,750
145,000	Power Integrations, Inc.	12,483,050
330,000	Ultra Clean Holdings, Inc. [1]	11,104,500
		35,778,300
Software: 5.0%
765,000	American Software, Inc. - Class B	11,635,650
110,000	Qualys, Inc. [1]	12,689,600
		24,325,250
Specialty Retail: 3.2%
190,000	Boot Barn Holdings, Inc. [1]	15,863,100

Technology Hardware, Storage & Peripherals: 2.5%
410,000	Avid Technology, Inc. [1]	12,427,100

TOTAL COMMON STOCKS
(Cost $439,843,068)		472,801,150

SHORT-TERM INVESTMENTS: 3.4%
Money Market Funds: 3.4%
16,783,163	First American Treasury Obligations Fund - Institutional Class, 4.240% [2]	16,783,163
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,783,163)		16,783,163

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $456,626,231)		489,584,313
Other Assets in Excess of Liabilities: 0.1%		388,728
TOTAL NET ASSETS: 100.0%		$489,973,041

ADR – American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of January 31, 2023.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Small Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Congress Small Cap Growth Fund
Summary of Fair Value Exposure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$472,801,150	$-	$-	$472,801,150
Short-Term Investments	16,783,163	-	-	16,783,163
Total Investments in Securities	$489,584,313	$-	$-	$489,584,313